Employee compensation	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation for the three months ended March 31, 2025 was $34,655 (2024 - $28,580).
Employee compensation costs were included in the following expenses for the three months ended March 31, 2025 and 2024 is as follows:

	Three months ended March 31,
	2025	2024
	$	$
Cost of revenue	5,122	4,960
General and administrative	4,824	4,089
Sales and marketing	15,697	11,802
Research and development	9,012	7,729
	34,655	28,580

In the first quarter of 2025, the Company incurred a total of $3,938 of employee severance related costs associated with a reduction in workforce. This resulted in additional employee compensation costs of $294 in cost of revenue,
$212 in general and administrative, $2,479 in sales and marketing, and $953 in research and development. The Company expects the majority of the costs to be settled by the end of the second quarter.